Summary of significant accounting policies (Details Textuals 2)	12 Months Ended
	Jun. 30, 2012	Aug. 10, 2010	Jun. 30, 2011 Shuangrui Coal	Jun. 30, 2011 Xingsheng Coal
Business Acquisition [Line Items]
Business acquisition, percentage of equity interest owned		40.00%	40.00%	40.00%
Voting interest in privately held companies	less than 20%
Percentage of ownership interest in voting stock	20% and 50%